Other related party transactions - AUD ($)	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Other Related Party Transactions
Revenue received from related parties (1)		$ 8,490
General consultancy and management fee paid to a related party (1)		282,971	571,519
Purchase of products from related parties (1)		29,794	22,588
Interest income earned from the former ultimate holding company (1)			115,678
Group Secretarial, taxation service and interim CFO fee paid to a related company (2)			40,000
Company Secretarial, taxation service and CFO fee paid to a related company (3)	561,758	607,659	523,196
Consultancy fee paid to a related party (6)	225,860
Purchase of products from a related party (4)		274,417	501,062
Sales to a related party (5)		$ 315,034